Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Net servicing revenue and fees	$ 140,976	$ 257,306	$ 313,768	$ 394,315	$ 783,389	$ 368,509	$ 157,554
Net gains on sales of loans	144,611	235,949	248,645	314,394	598,974	648	0
Interest income on loans	34,218	36,796	68,640	73,694	144,651	154,351	164,794
Net fair value gains on reverse loans and related HMBS obligations	26,936	26,731	44,172	63,519	120,382	7,279	0
Insurance revenue	19,806	18,050	43,194	35,584	84,478	73,249	41,651
Other revenues	47,166	21,132	65,242	28,987	70,625	19,771	9,852
Total revenues	413,713	595,964	783,661	910,493	1,802,499	623,807	373,851
EXPENSES
Salaries and benefits	145,502	145,282	281,399	252,015	549,799	230,107	117,736
General and administrative	142,341	125,712	251,206	213,152	480,377	136,236	78,597
Interest expense	74,690	68,290	149,539	122,432	272,655	179,671	136,246
Depreciation and amortization	18,391	17,614	37,035	33,947	71,027	49,267	24,455
Provision for loan losses	1,521	95	517	1,821	1,229	13,352	6,016
Goodwill impairment	82,269	0	82,269	0	0
Other expenses, net	3,978	2,151	4,203	4,247	8,166	9,267	18,073
Total expenses	467,171	359,049	805,651	625,793	1,383,253	617,900	381,123
OTHER GAINS (LOSSES)
Gains (losses) on extinguishments					(12,489)	(48,579)	95
Other net fair value gains (losses)	1,532	1,656	(971)	395	6,061	7,221	1,044
Total other gains (losses)	1,532	1,656	(971)	395	(6,428)	(41,358)	1,139
Income (loss) before income taxes	(51,926)	238,571	(22,961)	285,095	412,818	(35,451)	(6,133)
Income tax expense (benefit)	(38,997)	95,339	(27,409)	114,114	159,351	(13,317)	60,264
Net income (loss)	(12,929)	143,232	4,448	170,981	253,467	(22,134)	(66,397)
OTHER COMPREHENSIVE INCOME (LOSS) BEFORE TAXES
Change in postretirement benefits liability					58	19	(1,248)
Amortization of realized gain (loss) on closed hedges					(127)	68	(154)
Unrealized gain on available-for-sale security in other assets					75	24	36
Other comprehensive income (loss) before taxes					6	111	(1,366)
Income tax expense (benefit) for items of other comprehensive income (loss)					1	34	(531)
Other comprehensive income (loss)			9		5	77	(835)
Total comprehensive income (loss)	(12,924)	143,211	4,457	170,958	253,472	(22,057)	(67,232)
Net income (loss)	$ (12,929)	$ 143,232	$ 4,448	$ 170,981	$ 253,467	$ (22,134)	$ (66,397)
Basic earnings (loss) per common and common equivalent share (in usd per share)	$ (0.34)	$ 3.82	$ 0.12	$ 4.56	$ 6.75	$ (0.73)	$ (2.41)
Diluted earnings (loss) per common and common equivalent share (in usd per share)	$ (0.34)	$ 3.75	$ 0.12	$ 4.47	$ 6.63	$ (0.73)	$ (2.41)
Total dividends declared per common and common equivalent share							$ 0.22
Weighted-average common and common equivalent shares outstanding - basic (in shares)	37,673	36,925	37,552	36,902	37,003	30,397	27,593
Weighted-average common and common equivalent shares outstanding - diluted (in shares)	37,673	37,585	38,074	37,613	37,701	30,397	27,593